CONSIDERATION PAYABLE (Details Narrative) $ in Thousands		12 Months Ended
	Mar. 18, 2022	Dec. 31, 2025 USD ($) t	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Acquired ownership percentage	100.00%
Annual instalments payment		$ 5,106	$ 6,976
Total capital		146,166	139,080
Spot price per tonne		3,082
Fair value		20,243	10,158
Loss on change in fair value		10,085	8,772
Deferred cash consideration, royalties payable and other payables			164,566
Gain on adjustment to consideration payable			$ 133,255
Glencoreplc [member]
IfrsStatementLineItems [Line Items]
Cash payment		80,000
Annual instalments payment		10,000
Prepayment amount		40,000
Decrease in payment amount		$ 2,000
Discount rate		20.00%
Exercise payment		$ 40,000
Monthly payment amount		1,333
Total capital		77,700
Exercised option		3,850
Increase payment		83
Increase payment per tonne		$ 100
Base price | t		5,049.99
Additional exercised option		$ 5,050
Additional monthly payment amount		$ 83